Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.06%
Communication services: 0.57%
Interactive media & services: 0.57%
Cargurus, Inc.†	178,171	$4,422,204
Consumer discretionary: 11.01%
Automobile components: 0.70%
Patrick Industries, Inc.	42,249	5,410,407
Diversified consumer services: 1.79%
Adtalem Global Education, Inc.†	96,840	7,593,224
Carriage Services, Inc.	21,563	691,310
Grand Canyon Education, Inc.†	35,644	5,558,682
		13,843,216
Hotels, restaurants & leisure: 1.16%
Brinker International, Inc.†	23,437	1,565,826
Dine Brands Global, Inc.	36,859	1,321,027
Dutch Bros, Inc. Class A†	63,313	2,421,722
Wyndham Hotels & Resorts, Inc.	48,958	3,707,100
		9,015,675
Household durables: 2.77%
Cavco Industries, Inc.†	11,237	4,659,085
Century Communities, Inc.	82,554	8,644,229
Meritage Homes Corp.	40,031	8,121,089
		21,424,403
Leisure products: 0.82%
Johnson Outdoors, Inc. Class A	61,943	2,626,383
Malibu Boats, Inc. Class A†	71,652	2,725,642
YETI Holdings, Inc.†	24,190	1,000,257
		6,352,282
Specialty retail: 2.93%
American Eagle Outfitters, Inc.	148,192	3,267,634
Dick’s Sporting Goods, Inc.	19,325	4,180,964
Foot Locker, Inc.	165,708	4,815,474
Shoe Carnival, Inc.	125,866	5,345,529
Williams-Sonoma, Inc.	32,668	5,053,086
		22,662,687
Textiles, apparel & luxury goods: 0.84%
Rocky Brands, Inc.	104,113	3,568,993
Superior Group of Cos., Inc.	146,853	2,925,312
		6,494,305
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Consumer staples: 2.52%
Beverages: 1.24%
Coca-Cola Consolidated, Inc.	4,189	$4,800,133
Primo Water Corp.	216,640	4,750,915
		9,551,048
Consumer staples distribution & retail : 0.64%
Sprouts Farmers Market, Inc.†	49,921	4,986,609
Food products: 0.64%
Ingredion, Inc.	39,884	4,960,373
Energy: 7.64%
Energy equipment & services: 1.26%
Helmerich & Payne, Inc.	241,212	9,749,789
Oil, gas & consumable fuels: 6.38%
APA Corp.	189,219	5,901,740
Chord Energy Corp.	39,741	6,821,940
Civitas Resources, Inc.	103,884	7,246,948
Matador Resources Co.	115,500	7,100,940
Murphy Oil Corp.	168,923	6,990,034
Permian Resources Corp.	488,279	7,490,200
SM Energy Co.	168,009	7,762,016
		49,313,818
Financials: 26.66%
Banks: 15.91%
Ameris Bancorp	152,891	9,309,533
Atlantic Union Bankshares Corp.	226,670	9,359,204
Axos Financial, Inc.†	110,432	8,062,640
Bank OZK	115,743	5,427,189
Banner Corp.	137,159	8,122,556
Customers Bancorp, Inc.†	140,899	9,085,168
FB Financial Corp.	171,447	8,004,861
Great Southern Bancorp, Inc.	117,830	7,377,336
Home BancShares, Inc.	256,275	7,260,271
Independent Bank Corp.	286,407	9,935,459
OFG Bancorp	199,550	9,063,561
Prosperity Bancshares, Inc.	83,052	6,022,931
Synovus Financial Corp.	189,209	8,845,521
Wintrust Financial Corp.	75,722	8,193,120
WSFS Financial Corp.	159,684	9,020,549
		123,089,899
Capital markets: 3.70%
Donnelley Financial Solutions, Inc.†	124,695	8,414,418
Piper Sandler Cos.	39,250	10,726,240
Stifel Financial Corp.	106,646	9,456,301
		28,596,959
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Financial services: 3.16%
Federal Agricultural Mortgage Corp. Class C	39,388	$8,122,594
Jackson Financial, Inc. Class A	97,435	8,580,126
Walker & Dunlop, Inc.	72,030	7,700,007
		24,402,727
Insurance: 1.51%
Genworth Financial, Inc. Class A†	675,094	4,570,386
Unum Group	123,748	7,119,223
		11,689,609
Mortgage real estate investment trusts (REITs): 2.38%
AGNC Investment Corp.	916,513	9,174,295
Annaly Capital Management, Inc.	464,125	9,240,729
		18,415,024
Health care: 8.65%
Biotechnology: 1.95%
Dyne Therapeutics, Inc.†	72,096	3,093,639
Emergent BioSolutions, Inc.†	71,541	909,286
Janux Therapeutics, Inc.†	24,341	988,245
Krystal Biotech, Inc.†	8,974	1,870,720
Nurix Therapeutics, Inc.†	66,070	1,445,612
Protagonist Therapeutics, Inc.†	41,009	1,535,377
Revolution Medicines, Inc.†	49,481	2,258,313
Twist Bioscience Corp.†	53,873	3,006,652
		15,107,844
Health care equipment & supplies: 2.85%
ICU Medical, Inc.†	51,780	6,575,025
Integer Holdings Corp.†	46,733	5,550,011
Merit Medical Systems, Inc.†	53,591	4,570,776
Teleflex, Inc.	11,849	2,617,681
UFP Technologies, Inc.†	8,514	2,738,017
		22,051,510
Health care providers & services: 3.85%
Addus HomeCare Corp.†	39,129	4,748,695
AMN Healthcare Services, Inc.†	11,367	768,637
Brookdale Senior Living, Inc.†	887,866	6,863,204
Encompass Health Corp.	69,931	6,499,387
Ensign Group, Inc.	32,405	4,561,004
National HealthCare Corp.	46,602	6,345,328
		29,786,255
Industrials: 18.91%
Building products: 2.84%
Apogee Enterprises, Inc.	52,483	3,602,433
CSW Industrials, Inc.	14,337	4,651,209
Gibraltar Industries, Inc.†	43,343	3,219,085
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Building products(continued)
UFP Industries, Inc.	43,329	$5,716,395
Zurn Elkay Water Solutions Corp.	146,819	4,765,745
		21,954,867
Commercial services & supplies: 2.14%
ABM Industries, Inc.	92,755	5,153,468
Brady Corp. Class A	71,465	5,117,608
Brink’s Co.	56,707	6,237,203
		16,508,279
Construction & engineering: 1.75%
Comfort Systems USA, Inc.	10,102	3,358,107
Limbach Holdings, Inc.†	61,152	3,896,606
MYR Group, Inc.†	22,163	3,113,458
Sterling Infrastructure, Inc.†	27,212	3,166,388
		13,534,559
Electrical equipment: 2.00%
Atkore, Inc.	23,559	3,180,465
EnerSys	49,510	5,442,634
Generac Holdings, Inc.†	27,894	4,342,538
NuScale Power Corp.†	80,503	822,741
Thermon Group Holdings, Inc.†	51,254	1,681,644
		15,470,022
Ground transportation: 0.59%
ArcBest Corp.	36,194	4,562,254
Machinery: 5.71%
Allison Transmission Holdings, Inc.	68,007	6,024,740
ESCO Technologies, Inc.	27,634	3,397,877
Federal Signal Corp.	49,002	4,898,730
Kadant, Inc.	14,827	5,211,542
Miller Industries, Inc.	117,800	8,003,332
Mueller Water Products, Inc. Class A	56,432	1,167,014
Shyft Group, Inc.	46,680	782,823
Standex International Corp.	22,754	4,250,447
Tennant Co.	39,846	4,291,016
Timken Co.	40,633	3,533,039
Wabash National Corp.	68,421	1,470,367
Watts Water Technologies, Inc. Class A	5,582	1,158,377
		44,189,304
Marine transportation: 0.92%
Matson, Inc.	53,774	7,136,347
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Professional services: 0.93%
CBIZ, Inc.†	47,902	$3,324,399
Paycom Software, Inc.	23,344	3,893,546
		7,217,945
Trading companies & distributors: 2.03%
Air Lease Corp.	69,152	3,431,322
Boise Cascade Co.	43,818	6,226,100
GATX Corp.	28,962	4,040,199
Hudson Technologies, Inc.†	122,213	1,046,143
Karat Packaging, Inc.	31,650	945,386
		15,689,150
Information technology: 8.66%
Electronic equipment, instruments & components: 4.84%
Belden, Inc.	44,605	4,134,437
CTS Corp.	40,005	1,955,444
ePlus, Inc.†	74,617	6,858,795
Insight Enterprises, Inc.†	28,773	6,459,539
Napco Security Technologies, Inc.	44,884	2,504,976
OSI Systems, Inc.†	28,525	4,221,130
PC Connection, Inc.	71,471	5,115,180
Sanmina Corp.†	82,131	6,186,928
		37,436,429
IT services: 0.75%
Kyndryl Holdings, Inc.†	215,314	5,785,487
Semiconductors & semiconductor equipment: 2.04%
Cirrus Logic, Inc.†	29,956	3,908,659
Diodes, Inc.†	51,111	3,996,880
FormFactor, Inc.†	75,370	4,036,817
Onto Innovation, Inc.†	19,833	3,794,053
		15,736,409
Software: 1.03%
ACI Worldwide, Inc.†	148,585	6,423,330
Verint Systems, Inc.†	43,488	1,571,656
		7,994,986
Materials: 6.78%
Chemicals: 2.87%
Cabot Corp.	52,064	5,221,499
Core Molding Technologies, Inc.†	110,626	2,041,050
Hawkins, Inc.	71,131	7,390,511
Koppers Holdings, Inc.	51,920	2,113,663
Minerals Technologies, Inc.	69,782	5,469,513
		22,236,236
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Construction materials: 0.95%
Eagle Materials, Inc.	14,726	$4,009,890
Knife River Corp.†	41,618	3,309,463
		7,319,353
Metals & mining: 1.51%
Royal Gold, Inc.	32,970	4,553,816
Worthington Steel, Inc.	178,202	7,104,914
		11,658,730
Paper & forest products: 1.45%
Clearwater Paper Corp.†	102,129	5,665,096
Sylvamo Corp.	75,851	5,590,977
		11,256,073
Real estate: 6.41%
Diversified REITs: 0.34%
Armada Hoffler Properties, Inc.	224,492	2,666,965
Industrial REITs : 1.43%
Plymouth Industrial REIT, Inc.	153,468	3,670,955
STAG Industrial, Inc.	180,284	7,357,390
		11,028,345
Office REITs : 0.67%
Vornado Realty Trust	174,007	5,218,470
Retail REITs : 2.68%
Agree Realty Corp.	107,581	7,419,861
Brixmor Property Group, Inc.	269,543	6,865,260
Tanger, Inc.	222,373	6,426,580
		20,711,701
Specialized REITs : 1.29%
CubeSmart	134,832	6,415,307
PotlatchDeltic Corp.	79,904	3,544,541
		9,959,848
Utilities: 1.25%
Electric utilities: 1.25%
Pinnacle West Capital Corp.	113,065	9,677,233
Total common stocks (Cost $540,176,401)		766,275,635
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Co.♦†	9-25-2024	8,457	$42
Total warrants (Cost $0)			42

		Yield
Short-term investments: 0.94%
Investment companies: 0.94%
Allspring Government Money Market Fund Select Class♠∞		5.25%	7,285,819	7,285,819
Total short-term investments (Cost $7,285,819)				7,285,819
Total investments in securities (Cost $547,462,220)	100.00%			773,561,496
Other assets and liabilities, net	(0.00)			(18,961)
Total net assets	100.00%			$773,542,535

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,273,563	$20,977,301	$(20,965,045)	$0	$0	$7,285,819	7,285,819	$93,093
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,422,204	$0	$0	$4,422,204
Consumer discretionary	85,202,975	0	0	85,202,975
Consumer staples	19,498,030	0	0	19,498,030
Energy	59,063,607	0	0	59,063,607
Financials	206,194,218	0	0	206,194,218
Health care	66,945,609	0	0	66,945,609
Industrials	146,262,727	0	0	146,262,727
Information technology	66,953,311	0	0	66,953,311
Materials	52,470,392	0	0	52,470,392
Real estate	49,585,329	0	0	49,585,329
Utilities	9,677,233	0	0	9,677,233
Warrants
Energy	0	42	0	42
Short-term investments
Investment companies	7,285,819	0	0	7,285,819
Total assets	$773,561,454	$42	$0	$773,561,496
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
8 | Allspring Small Company Value Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Small Company Value Portfolio | 9